UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21787

Name of Fund: Enhanced S&P 500® Covered Call Fund Inc. (BEO)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Enhanced S&P 500® Covered Call

            Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Aerospace & Defense - 2.9%	Boeing Co. (a)	5,243	$380,694
	General Dynamics Corp. (a)	2,673	206,356
	Goodrich Corp. (a)	867	61,141
	Honeywell International, Inc. (a)	5,295	239,705
	ITT Corp. (a)	1,266	67,870
	L-3 Communications Holdings, Inc. (a)	805	73,762
	Lockheed Martin Corp. (a)	2,184	181,752
	Northrop Grumman Corp.(a)	2,097	137,500
	Precision Castparts Corp.	981	124,303
	Raytheon Co. (a)	2,625	149,940
	Rockwell Collins, Inc. (a)	1,090	68,223
	United Technologies Corp. (a)	6,485	477,361

			2,168,607
Air Freight & Logistics - 1.0%	C.H. Robinson Worldwide, Inc.	1,154	64,451
	Expeditors International Washington, Inc.	1,469	54,234
	FedEx Corp. (a)	2,166	202,303
	United Parcel Service, Inc. Class B (a)	6,880	443,141

			764,129
Airlines - 0.1%	Southwest Airlines Co. (a)	5,148	68,057
Auto Components - 0.2%	The Goodyear Tire & Rubber Co. (a)(b)	1,678	21,210
	Johnson Controls, Inc. (a)	4,650	153,404

			174,614
Automobiles - 0.4%	Ford Motor Co. (a)(b)	23,328	293,233
	Harley-Davidson, Inc. (a)	1,625	45,614

			338,847
Beverages - 2.5%	Brown-Forman Corp. Class B (a)	753	44,766
	The Coca-Cola Co. (a)	15,965	878,075
	Coca-Cola Enterprises, Inc. (a)	2,213	61,212
	Constellation Brands, Inc. Class A (a)(b)	1,382	22,720
	Dr. Pepper Snapple Group, Inc.	1,761	61,934
	Molson Coors Brewing Co. Class B (a)	1,097	46,140
	PepsiCo, Inc. (a)	11,318	748,799

			1,863,646
Biotechnology - 1.5%	Amgen, Inc. (a)(b)	6,782	405,292
	Biogen Idec, Inc. (a)(b)	1,868	107,148
	Celgene Corp. (a)(b)	3,185	197,343
	Cephalon, Inc. (b)	518	35,110
	Genzyme Corp. (a)(b)	1,839	95,315
	Gilead Sciences, Inc. (a)(b)	6,257	284,568

			1,124,776
Building Products - 0.1%	Masco Corp. (a)	2,488	38,614
Capital Markets - 2.6%	Ameriprise Financial, Inc. (a)	1,767	80,151
	The Bank of New York Mellon Corp. (a)	8,368	258,404
	The Charles Schwab Corp. (a)	6,771	126,550
	E*Trade Financial Corp. (a)(b)	11,025	18,191
	Federated Investors, Inc. Class B (a)	610	16,092

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Franklin Resources, Inc. (a)	1,027	$113,894
	The Goldman Sachs Group, Inc. (a)	3,645	621,946
	Invesco Ltd.	2,971	65,095
	Janus Capital Group, Inc. (a)	1,272	18,177
	Legg Mason, Inc.	1,126	32,282
	Morgan Stanley (a)	9,683	283,615
	Northern Trust Corp. (a)	1,674	92,505
	State Street Corp. (a)	3,428	154,740
	T. Rowe Price Group, Inc. (a)	1,794	98,544

			1,980,186
Chemicals - 1.8%	Air Products & Chemicals, Inc. (a)	1,469	108,633
	Airgas, Inc.	573	36,454
	CF Industries Holdings, Inc.	339	30,910
	The Dow Chemical Co. (a)	7,967	235,584
	E.I. du Pont de Nemours & Co. (a)	6,262	233,197
	Eastman Chemical Co. (a)	506	32,222
	Ecolab, Inc. (a)	1,636	71,902
	FMC Corp.	501	30,331
	International Flavors & Fragrances, Inc. (a)	548	26,123
	Monsanto Co. (a)	3,777	269,753
	PPG Industries, Inc. (a)	1,149	75,145
	Praxair, Inc. (a)	2,126	176,458
	Sigma-Aldrich Corp. (a)	843	45,235

			1,371,947
Commercial Banks - 3.0%	BB&T Corp. (a)	4,784	154,954
	Comerica, Inc. (a)	1,206	45,876
	Fifth Third Bancorp (a)	5,506	74,827
	First Horizon National Corp. (a)(b)	1,560	21,924
	Huntington Bancshares, Inc. (a)	4,962	26,646
	KeyCorp (a)	6,082	47,136
	M&T Bank Corp. (a)	575	45,644
	Marshall & Ilsley Corp.	3,648	29,366
	The PNC Financial Services Group, Inc. (a)	3,583	213,905
	Regions Financial Corp. (a)	8,260	64,841
	SunTrust Banks, Inc. (a)	3,459	92,667
	U.S. Bancorp (a)	13,252	342,962
	Wells Fargo & Co. (a)	35,881	1,116,617
	Zions Bancorporation (a)	1,042	22,736

			2,300,101
Commercial Services & Supplies - 0.5%	Avery Dennison Corp. (a)	776	28,254
	Cintas Corp. (a)	911	25,590
	Iron Mountain, Inc.	1,254	34,360
	Pitney Bowes, Inc. (a)	1,435	35,086
	R.R. Donnelley & Sons Co. (a)	1,423	30,381
	Republic Services, Inc. Class A	2,239	64,976
	Stericycle, Inc. (b)	584	31,828
	Waste Management, Inc. (a)	3,359	115,650

			366,125

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Communications Equipment - 2.4%	Cisco Systems, Inc. (a)(b)	39,655	$1,032,220
	Harris Corp.	906	43,026
	JDS Uniphase Corp. (a)(b)	1,548	19,395
	Juniper Networks, Inc. (b)	3,641	111,706
	Motorola, Inc. (a)	16,019	112,453
	QUALCOMM, Inc. (a)	11,640	488,764
	Tellabs, Inc. (a)	2,662	20,151

			1,827,715
Computers & Peripherals - 5.6%	Apple, Inc. (a)(b)	6,280	1,475,360
	Dell, Inc. (a)(b)	11,925	178,994
	EMC Corp. (b)	14,217	256,475
	Hewlett-Packard Co. (a)	16,304	866,558
	International Business Machines Corp. (a)	8,997	1,153,865
	Lexmark International, Inc. Class A (a)(b)	541	19,519
	NetApp, Inc. (a)(b)	2,387	77,721
	QLogic Corp. (a)(b)	789	16,017
	SanDisk Corp. (b)	1,581	54,750
	Teradata Corp. (b)	1,155	33,368
	Western Digital Corp. (b)	1,584	61,760

			4,194,387
Construction & Engineering - 0.2%	Fluor Corp. (a)	1,240	57,671
	Jacobs Engineering Group, Inc. (b)	865	39,089
	Quanta Services, Inc. (b)	1,454	27,859

			124,619
Construction Materials - 0.1%	Vulcan Materials Co. (a)	875	41,335
Consumer Finance - 0.8%	American Express Co. (a)	8,288	341,963
	Capital One Financial Corp. (a)	3,153	130,566
	Discover Financial Services, Inc.	3,761	56,039
	SLM Corp. (a)(b)	3,358	42,042

			570,610
Containers & Packaging - 0.2%	Ball Corp. (a)	652	34,804
	Bemis Co. (a)	755	21,684
	Owens-Illinois, Inc. (b)	1,168	41,511
	Pactiv Corp. (a)(b)	917	23,090
	Sealed Air Corp. (a)	1,102	23,230

			144,319
Distributors - 0.1%	Genuine Parts Co. (a)	1,099	46,422
Diversified Consumer Services - 0.2%	Apollo Group, Inc. Class A (a)(b)	892	54,671
	DeVry, Inc.	428	27,906
	H&R Block, Inc. (a)	2,324	41,367

			123,944
Diversified Financial Services - 4.5%	Bank of America Corp. (a)(c)	69,480	1,240,218
	CME Group, Inc. (a)	461	145,727
	Citigroup, Inc. (a)	136,086	551,148
	IntercontinentalExchange, Inc. (b)	511	57,324
	JPMorgan Chase & Co. (a)	27,516	1,231,341
	Leucadia National Corp.	1,314	32,600

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Moody’s Corp. (a)	1,360	$40,460
	The NASDAQ Stock Market, Inc. (b)	1,024	21,627
	NYSE Euronext	1,808	53,535

			3,373,980
Diversified Telecommunication Services - 2.4%	AT&T Inc. (a)	40,877	1,056,262
	CenturyTel, Inc. (a)	2,075	73,580
	Frontier Communications Corp. (a)	2,164	16,100
	Qwest Communications International, Inc. (a)	10,305	53,792
	Verizon Communications, Inc. (a)	19,640	609,233
	Windstream Corp.	3,164	34,456

			1,843,423
Electric Utilities - 1.7%	Allegheny Energy, Inc. (a)	1,175	27,025
	American Electric Power Co., Inc. (a)	3,310	113,136
	Duke Energy Corp. (a)	9,068	147,990
	Edison International (a)	2,258	77,156
	Entergy Corp. (a)	1,309	106,487
	Exelon Corp. (a)	4,569	200,168
	FPL Group, Inc. (a)	2,864	138,417
	FirstEnergy Corp. (a)	2,112	82,558
	Northeast Utilities, Inc.	1,216	33,610
	PPL Corp. (a)	2,613	72,406
	Pepco Holdings, Inc.	1,540	26,411
	Pinnacle West Capital Corp. (a)	702	26,486
	Progress Energy, Inc. (a)	1,971	77,579
	The Southern Co. (a)	5,682	188,415

			1,317,844
Electrical Equipment - 0.5%	Emerson Electric Co. (a)	5,212	262,372
	First Solar, Inc. (b)	337	41,333
	Rockwell Automation, Inc. (a)	986	55,571
	Roper Industries, Inc.	649	37,538

			396,814
Electronic Equipment, Instruments & Components - 0.6%	Agilent Technologies, Inc. (a)(b)	2,416	83,086
	Amphenol Corp. Class A	1,200	50,628
	Corning, Inc. (a)	10,797	218,207
	Flir Systems, Inc. (b)	1,055	29,751
	Jabil Circuit, Inc. (a)	1,337	21,646
	Molex, Inc. (a)	939	19,588

			422,906
Energy Equipment & Services - 1.7%	BJ Services Co. (a)	2,034	43,528
	Baker Hughes, Inc. (a)	2,160	101,174
	Cameron International Corp. (b)	1,694	72,605
	Diamond Offshore Drilling, Inc.	482	42,806
	FMC Technologies, Inc. (b)	847	54,742
	Halliburton Co. (a)	6,268	188,855
	Helmerich & Payne, Inc.	731	27,835
	Nabors Industries Ltd. (a)(b)	1,972	38,710
	National Oilwell Varco, Inc. (a)	2,899	117,641

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Rowan Cos., Inc. (a)(b)	788	$22,939
	Schlumberger Ltd. (a)	8,287	525,893
	Smith International, Inc.	1,720	73,650

			1,310,378
Food & Staples Retailing - 2.6%	CVS Caremark Corp. (a)	9,630	352,073
	Costco Wholesale Corp. (a)	3,043	181,698
	The Kroger Co. (a)	4,501	97,492
	SUPERVALU, Inc. (a)	1,469	24,503
	SYSCO Corp. (a)	4,101	120,980
	Safeway, Inc. (a)	2,693	66,948
	Wal-Mart Stores, Inc. (a)	14,778	821,657
	Walgreen Co. (a)	6,823	253,065
	Whole Foods Market, Inc. (b)	1,181	42,693

			1,961,109
Food Products - 1.7%	Archer-Daniels-Midland Co. (a)	4,451	128,634
	Campbell Soup Co. (a)	1,306	46,167
	ConAgra Foods, Inc. (a)	3,069	76,940
	Dean Foods Co. (b)	1,256	19,707
	General Mills, Inc. (a)	2,282	161,543
	H.J. Heinz Co. (a)	2,187	99,749
	The Hershey Co. (a)	1,152	49,317
	Hormel Foods Corp.	484	20,333
	The J.M. Smucker Co.	825	49,715
	Kellogg Co. (a)	1,762	94,144
	Kraft Foods, Inc. (a)	12,027	363,696
	McCormick & Co., Inc. (a)	911	34,946
	Sara Lee Corp. (a)	4,832	67,310
	Tyson Foods, Inc. Class A (a)	2,114	40,483

			1,252,684
Gas Utilities - 0.2%	EQT Corp.	996	40,836
	Nicor, Inc. (a)	315	13,205
	Oneok, Inc.	731	33,370
	Questar Corp.	1,208	52,186

			139,597
Health Care Equipment & Supplies - 1.9%	Baxter International, Inc. (a)	4,178	243,160
	Becton Dickinson & Co. (a)	1,632	128,487
	Boston Scientific Corp. (a)(b)	10,467	75,572
	C.R. Bard, Inc. (a)	663	57,429
	CareFusion Corp. (b)	1,227	32,430
	Dentsply International, Inc.	1,019	35,512
	Hospira, Inc. (a)(b)	1,135	64,298
	Intuitive Surgical, Inc. (b)	270	93,995
	Medtronic, Inc. (a)	7,651	344,525
	St. Jude Medical, Inc. (a)(b)	2,254	92,527
	Stryker Corp. (a)	1,957	111,980
	Varian Medical Systems, Inc. (b)	862	47,694
	Zimmer Holdings, Inc. (a)(b)	1,476	87,379

			1,414,988

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Health Care Providers & Services - 2.1%	Aetna, Inc. (a)	2,985	$104,803
	AmerisourceBergen Corp. (a)	1,956	56,568
	Cardinal Health, Inc. (a)	2,503	90,183
	Cigna Corp. (a)	1,904	69,648
	Coventry Health Care, Inc. (a)(b)	1,025	25,338
	DaVita, Inc. (b)	715	45,331
	Express Scripts, Inc. (b)	1,904	193,751
	Humana, Inc. (a)(b)	1,177	55,048
	Laboratory Corp. of America Holdings (a)(b)	725	54,890
	McKesson Corp. (a)	1,866	122,634
	Medco Health Solutions, Inc. (a)(b)	3,214	207,496
	Patterson Cos., Inc.	649	20,151
	Quest Diagnostics, Inc. (a)	1,041	60,680
	Tenet Healthcare Corp. (a)(b)	3,001	17,166
	UnitedHealth Group, Inc. (a)	8,017	261,915
	WellPoint, Inc. (a)(b)	3,075	197,969

			1,583,571
Hotels, Restaurants & Leisure - 1.5%	Carnival Corp. (a)	3,006	116,873
	Darden Restaurants, Inc. (a)	967	43,070
	International Game Technology (a)	2,058	37,970
	Marriott International, Inc. Class A (a)	1,762	55,538
	McDonald’s Corp. (a)	7,452	497,197
	Starbucks Corp. (a)(b)	5,148	124,942
	Starwood Hotels & Resorts Worldwide, Inc. (a)	1,296	60,445
	Wyndham Worldwide Corp.	1,238	31,854
	Wynn Resorts Ltd.	482	36,550
	Yum! Brands, Inc. (a)	3,250	124,573

			1,129,012
Household Durables - 0.4%	D.R. Horton, Inc. (a)	1,915	24,129
	Fortune Brands, Inc. (a)	1,053	51,081
	Harman International Industries, Inc.	481	22,501
	Leggett & Platt, Inc. (a)	1,028	22,246
	Lennar Corp. Class A (a)	1,127	19,396
	Newell Rubbermaid, Inc. (a)	1,924	29,245
	Pulte Group, Inc. (a)(b)	2,197	24,716
	Stanley Black & Decker, Inc. (a)	1,091	62,634
	Whirlpool Corp. (a)	515	44,934

			300,882
Household Products - 2.4%	Clorox Co. (a)	969	62,152
	Colgate-Palmolive Co. (a)	3,420	291,589
	Kimberly-Clark Corp. (a)	2,883	181,283
	The Procter & Gamble Co. (a)	20,117	1,272,803

			1,807,827
IT Services - 1.4%	Automatic Data Processing, Inc. (a)	3,497	155,512
	Cognizant Technology Solutions Corp. (b)	2,061	105,070

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Computer Sciences Corp. (a)(b)	1,064	$57,977
	Fidelity National Information Services, Inc.	2,285	53,559
	Fiserv, Inc. (a)(b)	1,055	53,552
	MasterCard, Inc. Class A	665	168,910
	Paychex, Inc. (a)	2,229	68,430
	SAIC, Inc. (b)	2,111	37,365
	Total System Services, Inc.	1,366	21,392
	Visa, Inc. Class A	3,092	281,465
	The Western Union Co.	4,729	80,204

			1,083,436
Independent Power Producers & Energy Traders - 0.2%	The AES Corp. (a)(b)	4,626	50,886
	Constellation Energy Group, Inc. (a)	1,392	48,873
	NRG Energy, Inc. (b)	1,814	37,913

			137,672
Industrial Conglomerates - 2.4%	3M Co. (a)	4,929	411,917
	General Electric Co. (a)	73,897	1,344,924
	Textron, Inc. (a)	1,888	40,082

			1,796,923
Insurance - 3.7%	AON Corp. (a)	1,848	78,928
	Aflac, Inc. (a)	3,249	176,388
	The Allstate Corp. (a)	3,718	120,129
	American International Group, Inc. (b)	933	31,853
	Assurant, Inc.	809	27,813
	Berkshire Hathaway, Inc. (b)	11,462	931,517
	Chubb Corp. (a)	2,276	118,011
	Cincinnati Financial Corp. (a)	1,127	32,570
	Genworth Financial, Inc. Class A (b)	3,385	62,081
	Hartford Financial Services Group, Inc. (a)	3,073	87,335
	Lincoln National Corp. (a)	2,093	64,255
	Loews Corp. (a)	2,458	91,634
	Marsh & McLennan Cos., Inc. (a)	3,686	90,012
	MetLife, Inc. (a)	5,674	245,911
	Principal Financial Group, Inc. (a)	2,210	64,554
	The Progressive Corp. (a)	4,651	88,788
	Prudential Financial, Inc. (a)	3,221	194,871
	Torchmark Corp. (a)	574	30,715
	The Travelers Cos., Inc. (a)	3,557	191,865
	UnumProvident Corp. (a)	2,299	56,946
	XL Capital Ltd. Class A (a)	2,371	44,812

			2,830,988
Internet & Catalog Retail - 0.6%	Amazon.com, Inc. (b)	2,371	321,816
	Expedia, Inc.	1,461	36,467
	Priceline.com, Inc. (b)	316	80,580

			438,863
Internet Software & Services - 1.8%	Akamai Technologies, Inc. (b)	1,192	37,441
	eBay, Inc. (a)(b)	7,827	210,938
	Google, Inc. Class A (a)(b)	1,671	947,474

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	VeriSign, Inc. (b)	1,271	$33,059
	Yahoo! Inc. (a)(b)	8,243	136,257

			1,365,169
Leisure Equipment & Products - 0.1%	Eastman Kodak Co. (a)(b)	1,858	10,758
	Hasbro, Inc. (a)	850	32,538
	Mattel, Inc. (a)	2,519	57,282

			100,578
Life Sciences Tools & Services - 0.4%	Life Technologies Corp. (b)	1,252	65,442
	Millipore Corp. (a)(b)	385	40,656
	PerkinElmer, Inc. (a)	814	19,455
	Thermo Fisher Scientific, Inc. (a)(b)	2,836	145,884
	Waters Corp. (a)(b)	648	43,766

			315,203
Machinery - 1.6%	Caterpillar, Inc. (a)	4,327	271,952
	Cummins, Inc. (a)	1,398	86,606
	Danaher Corp. (a)	1,815	145,037
	Deere & Co. (a)	2,937	174,634
	Dover Corp. (a)	1,290	60,308
	Eaton Corp. (a)	1,149	87,060
	Flowserve Corp.	387	42,673
	Illinois Tool Works, Inc. (a)	2,679	126,876
	PACCAR, Inc. (a)	2,519	109,173
	Pall Corp. (a)	810	32,797
	Parker Hannifin Corp. (a)	1,114	72,120
	Snap-On, Inc. (a)	404	17,509

			1,226,745
Media - 2.9%	CBS Corp. Class B	4,692	65,406
	Comcast Corp. Class A (a)	19,653	369,869
	DIRECTV Class A (b)	6,477	218,987
	Discovery Communications, Inc. Class A (b)	1,964	66,364
	EW Scripps Co. (b)	1	8
	Gannett Co., Inc. (a)	1,641	27,109
	Interpublic Group of Cos., Inc. (a)(b)	3,369	28,030
	The McGraw-Hill Cos., Inc. (a)	2,182	77,788
	Meredith Corp. (a)	254	8,740
	The New York Times Co. Class A (a)(b)	806	8,971
	News Corp. Class A (a)	15,606	224,882
	Omnicom Group, Inc. (a)	2,150	83,442
	Scripps Networks Interactive	624	27,674
	Time Warner Cable, Inc.	2,442	130,183
	Time Warner, Inc.	7,966	249,097
	Viacom, Inc. Class B (b)	4,206	144,602
	Walt Disney Co. (a)	13,433	468,946
	The Washington Post Co. Class B	41	18,211

			2,218,309
Metals & Mining - 1.1%	AK Steel Holding Corp.	758	17,328
	Alcoa, Inc. (a)	7,066	100,620

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Allegheny Technologies, Inc. (a)	680	$36,713
	Cliffs Natural Resources, Inc.	937	66,480
	Freeport-McMoRan Copper & Gold, Inc. Class B (a)	2,979	248,866
	Newmont Mining Corp. (a)	3,397	173,009
	Nucor Corp. (a)	2,182	99,019
	Titanium Metals Corp. (b)	586	9,722
	United States Steel Corp. (a)	993	63,075

			814,832
Multi-Utilities - 1.2%	Ameren Corp. (a)	1,642	42,823
	CMS Energy Corp. (a)	1,591	24,597
	CenterPoint Energy, Inc. (a)	2,720	39,059
	Consolidated Edison, Inc. (a)	1,949	86,808
	DTE Energy Co. (a)	1,143	50,978
	Dominion Resources, Inc. (a)	4,156	170,853
	Integrys Energy Group, Inc.	534	25,301
	NiSource, Inc. (a)	1,917	30,289
	PG&E Corp. (a)	2,571	109,062
	Public Service Enterprise Group, Inc. (a)	3,506	103,497
	SCANA Corp.	771	28,982
	Sempra Energy (a)	1,708	85,229
	TECO Energy, Inc. (a)	1,481	23,533
	Wisconsin Energy Corp.	810	40,022
	Xcel Energy, Inc. (a)	3,164	67,077

			928,110
Multiline Retail - 0.9%	Big Lots, Inc. (a)(b)	573	20,869
	Family Dollar Stores, Inc. (a)	962	35,219
	JCPenney Co., Inc.(a)	1,634	52,566
	Kohl’s Corp. (a)(b)	2,125	116,408
	Macy’s, Inc. (a)	2,917	63,503
	Nordstrom, Inc. (a)	1,145	46,773
	Sears Holdings Corp. (a)(b)	336	36,432
	Target Corp. (a)	5,213	274,204

			645,974
Office Electronics - 0.1%	Xerox Corp. (a)	9,363	91,289
Oil, Gas & Consumable Fuels - 8.8%	Anadarko Petroleum Corp. (a)	3,411	248,423
	Apache Corp. (a)	2,330	236,495
	Cabot Oil & Gas Corp. Class A	718	26,422
	Chesapeake Energy Corp.	4,515	106,735
	Chevron Corp. (a)	13,909	1,054,719
	ConocoPhillips (a)	10,298	526,949
	Consol Energy, Inc.	1,521	64,886
	Denbury Resources, Inc. (b)	2,740	46,224
	Devon Energy Corp. (a)	3,094	199,346
	EOG Resources, Inc. (a)	1,749	162,552
	El Paso Corp. (a)	4,859	52,672
	Exxon Mobil Corp. (a)	32,699	2,190,179
	Hess Corp. (a)	2,017	126,163

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Marathon Oil Corp. (a)	4,905	$155,194
	Massey Energy Co.	658	34,407
	Murphy Oil Corp. (a)	1,323	74,339
	Noble Energy, Inc.	1,208	88,184
	Occidental Petroleum Corp. (a)	5,624	475,453
	Peabody Energy Corp.	1,861	85,048
	Pioneer Natural Resources Co.	799	45,000
	Range Resources Corp.	1,102	51,651
	Southwestern Energy Co. (b)	2,393	97,443
	Spectra Energy Corp.	4,482	100,979
	Sunoco, Inc. (a)	810	24,065
	Tesoro Corp.	975	13,553
	Valero Energy Corp. (a)	3,911	77,047
	Williams Cos., Inc. (a)	4,041	93,347
	XTO Energy, Inc. (a)	4,040	190,607

			6,648,082
Paper & Forest Products - 0.2%	International Paper Co. (a)	3,001	73,855
	MeadWestvaco Corp. (a)	1,186	30,302
	Weyerhaeuser Co. (a)	1,465	66,321

			170,478
Personal Products - 0.3%	Avon Products, Inc. (a)	2,959	100,221
	The Estée Lauder Cos., Inc. Class A	818	53,064
	Mead Johnson Nutrition Co.	1,417	73,727

			227,012
Pharmaceuticals - 5.9%	Abbott Laboratories (a)	10,753	566,468
	Allergan, Inc.	2,131	139,197
	Bristol-Myers Squibb Co. (a)	11,872	316,982
	Eli Lilly & Co. (a)	7,028	254,554
	Forest Laboratories, Inc. (a)(b)	2,091	65,574
	Johnson & Johnson (a)	19,059	1,242,647
	King Pharmaceuticals, Inc. (a)(b)	1,720	20,227
	Merck & Co, Inc. (a)	21,576	805,864
	Mylan, Inc. (a)	2,124	48,236
	Pfizer, Inc. (a)	55,894	958,582
	Watson Pharmaceuticals, Inc. (a)(b)	735	30,701

			4,449,032
Professional Services - 0.1%	Dun & Bradstreet Corp.	353	26,270
	Equifax, Inc. (a)	876	31,361
	Monster Worldwide, Inc. (a)(b)	871	14,467
	Robert Half International, Inc. (a)	1,029	31,312

			103,410
Real Estate Investment Trusts (REITs) - 1.2%	Apartment Investment & Management Co. Class A (a)	811	14,931
	AvalonBay Communities, Inc.	565	48,788
	Boston Properties, Inc.	961	72,498
	Equity Residential (a)	1,952	76,421
	HCP, Inc.	2,031	67,023

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Health Care REIT, Inc.	857	$38,762
	Host Marriott Corp.	4,524	66,277
	Kimco Realty Corp.	2,809	43,933
	Plum Creek Timber Co., Inc. (a)	1,128	43,890
	ProLogis (a)	3,284	43,349
	Public Storage (a)	940	86,471
	Simon Property Group, Inc. (a)	2,008	168,471
	Ventas, Inc.	1,085	51,516
	Vornado Realty Trust (a)	1,092	82,664

			904,994
Real Estate Management & Development - 0.0%**	CB Richard Ellis Group, Inc. (b)	1,869	29,624
Road & Rail - 0.7%	CSX Corp. (a)	2,701	137,481
	Norfolk Southern Corp. (a)	2,560	143,078
	Ryder System, Inc. (a)	370	14,341
	Union Pacific Corp. (a)	3,496	256,257

			551,157
Semiconductors & Semiconductor Equipment - 2.4%	Advanced Micro Devices, Inc. (a)(b)	3,910	36,246
	Altera Corp. (a)	2,060	50,079
	Analog Devices, Inc. (a)	2,062	59,427
	Applied Materials, Inc. (a)	9,302	125,391
	Broadcom Corp. Class A (a)	2,985	99,042
	Intel Corp. (a)	38,258	851,623
	KLA-Tencor Corp. (a)	1,192	36,857
	LSI Corp. (a)(b)	4,547	27,828
	Linear Technology Corp. (a)	1,546	43,721
	MEMC Electronic Materials, Inc. (b)	1,575	24,145
	Microchip Technology, Inc.	1,272	35,820
	Micron Technology, Inc. (a)(b)	5,889	61,187
	National Semiconductor Corp. (a)	1,647	23,799
	Novellus Systems, Inc. (a)(b)	664	16,600
	Nvidia Corp. (a)(b)	3,845	66,826
	Teradyne, Inc. (a)(b)	1,228	13,717
	Texas Instruments, Inc. (a)	8,601	210,466
	Xilinx, Inc. (a)	1,919	48,935

			1,831,709
Software - 3.9%	Adobe Systems, Inc. (a)(b)	3,629	128,358
	Autodesk, Inc. (a)(b)	1,592	46,837
	BMC Software, Inc. (a)(b)	1,265	48,070
	CA, Inc. (a)	2,737	64,237
	Citrix Systems, Inc. (a)(b)	1,273	60,429
	Compuware Corp. (a)(b)	1,575	13,230
	Electronic Arts, Inc. (a)(b)	2,262	42,209
	Intuit, Inc. (a)(b)	2,174	74,655
	McAfee, Inc. (b)	1,099	44,103
	Microsoft Corp. (a)	52,846	1,546,802
	Novell, Inc. (a)(b)	2,412	14,448
	Oracle Corp. (a)	27,071	695,454

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Red Hat, Inc. (b)	1,307	$38,256
	Salesforce.com, Inc. (b)	763	56,805
	Symantec Corp. (a)(b)	5,584	94,481

			2,968,374
Specialty Retail - 2.0%	Abercrombie & Fitch Co. Class A	610	27,840
	AutoNation, Inc. (a)(b)	626	11,318
	AutoZone, Inc. (a)(b)	207	35,830
	Bed Bath & Beyond, Inc. (a)(b)	1,815	79,424
	Best Buy Co., Inc. (a)	2,374	100,990
	GameStop Corp. Class A (b)	1,141	24,999
	The Gap, Inc. (a)	3,299	76,240
	Home Depot, Inc. (a)	11,777	380,986
	Limited Brands, Inc.	1,854	45,645
	Lowe’s Cos., Inc. (a)	10,195	247,127
	O’Reilly Automotive, Inc. (b)	951	39,666
	Office Depot, Inc. (a)(b)	1,904	15,194
	RadioShack Corp. (a)	868	19,643
	Ross Stores, Inc.	858	45,877
	The Sherwin-Williams Co.	637	43,112
	Staples, Inc. (a)	5,049	118,096
	TJX Cos., Inc. (a)	2,908	123,648
	Tiffany & Co. (a)	862	40,936
	Urban Outfitters, Inc. (b)	898	34,151

			1,510,722
Textiles, Apparel & Luxury Goods - 0.5%	Coach, Inc. (a)	2,176	85,996
	Nike, Inc. Class B (a)	2,700	198,450
	Polo Ralph Lauren Corp.	398	33,846
	VF Corp. (a)	615	49,292

			367,584
Thrifts & Mortgage Finance - 0.1%	Hudson City Bancorp, Inc.	3,282	46,473
	People’s United Financial, Inc.	2,572	40,226

			86,699
Tobacco - 1.5%	Altria Group, Inc. (a)	14,409	295,673
	Lorillard, Inc.	1,072	80,657
	Philip Morris International, Inc. (a)	13,027	679,488
	Reynolds American, Inc. (a)	1,171	63,211

			1,119,029
Trading Companies & Distributors - 0.1%	Fastenal Co.	909	43,623
	W.W. Grainger, Inc. (a)	426	46,059

			89,682
Wireless Telecommunication Services - 0.3%	American Tower Corp. Class A (b)	2,789	118,839
	MetroPCS Communications, Inc. (b)	1,807	12,794
	Sprint Nextel Corp. (a)(b)	20,621	78,360

			209,993
	Total Common Stocks (Cost - $72,491,719) - 96.8%		73,149,687

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Maturity Date	Yield	Face Amount	Value
Time Deposits - 0.8%
State Street Bank & Trust Co.	4/01/10	0.01%	$597,597	$597,597
	Total Short-Term Securities (Cost - $597,597) - 0.8%			597,597
	Total Investments Before Options Written (Cost - $73,089,316*) - 97.6%			73,747,284
	Options Written		Number of Contracts
Call Options Written	S&P 500 Index, expiring April 2010 at USD 1,165		631	(1,044,305)
	Total Options Written (Premiums Received - $951,605) - (1.4%)			(1,044,305)
	Total Investments, Net of Options Written (Net Cost - $72,137,711) - 96.2%			72,702,979
	Other Assets Less Liabilities - 3.8%			2,833,971

	Net Assets - 100.0%			$75,536,950

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$73,524,403

Gross unrealized appreciation	$828,399
Gross unrealized depreciation	(605,518)

Net unrealized appreciation	$222,881

**	Rounds to less than 0.1% of net assets.
(a)	All or portion of security held as collateral in connection with open option contracts and financial futures contracts.
(b)	Non-income producing security.
(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Income
Bank of America Corp.	$10,483	-	-	$689

Financial futures contracts purchased as of March 31, 2010 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
11	E-MINI S&P 500	June 2010	$634,450	$6,410

Total return swaps outstanding as of March 31, 2010 were as follows:

Counterparty	Receive Total Return	Pay	Expiration	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	CBOE S&P 500 BuyWrite Index (BXMSM ) - Total Return	10-month LIBOR rate with a negotiated spread	August 2010	$22,000,000	$1,937,789
HSBC Securities (USA) Inc.	CBOE S&P 500 BuyWrite Index (BXMSM ) - Total Return	10-month LIBOR rate with a negotiated spread	August 2010	$10,300,019	901,197
Total					$2,838,986

Enhanced S&P 500® Covered Call Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments[1]
	Assets		Assets	Liabilities
Level 1	$73,149,687	[2]	$6,410	$(1,044,305)
Level 2	597,597		2,838,986	-
Level 3	-		-	-
Total	$73,747,284		$2,845,396	$(1,044,305)

1 Other financial instruments are swaps, futures and options.

2 See above Schedule of Investments for values in each industry.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500® Covered Call Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of Enhanced S&P 500® Covered Call Fund Inc.

Date: May 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of Enhanced S&P 500® Covered Call Fund Inc.

Date: May 13, 2010

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of Enhanced S&P 500® Covered Call Fund Inc.

Date: May 13, 2010